7. Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Warrants
	Number of Warrants	Exercise Price	Expiration Date

Balance March 31, 2012	394,465	$0.75	8/2014
Exercised	-

Balance March 31, 2013	394,465

Pricing model to value Stock Options

The warrants were valued utilizing the following assumption employing the Black-Scholes Pricing Model:

Volatility	241.65% to 244.92%
Risk-free rate	1.34% to 0.41%
Dividend	-
Expected life of warrants	3

Stock Options

Volatility	220%
Expected dividend rate	-
Expected life of options in years	10
Risk-free rate	1.87%

Stock Options
Weighted
	Weighted		Average
	Average		Remaining	Aggregate
	Exercise	Number of	Contractual	Intrinsic
Options	Price	Shares	Term	Value

Balance March 31, 2012	$0.10	10,000,000	8.92	$400,000
Options granted	-	-	-	-
Options exercised	-	-	-	-
Options cancelled/forfeited	-	-	-	-
Balance at March 31, 2013	$0.10	10,000,000	8.92	$400,000
Exercisable at March 31, 2013	$0.10	10,000,000	8.92	$400,000